SHARE CAPITAL - Disclosure of changes in reserve for share-based payments related to the restricted share units (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Balance at beginning of year	$ 5,109,676	$ 3,415,790
Share-based payments - RSUs	1,863,085	1,693,886
Balance at the end of year	6,399,479	5,109,676
Restricted Share Units [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Balance at beginning of year	35,020	0
Share-based payments - RSUs	837,858	35,020
Share-based payments - RSUs vested	(344,068)	0
Balance at the end of year	$ 528,810	$ 35,020